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                          SUPPLEMENT DATED JUNE 3, 2009
           TO THE PROSPECTUSES DATED MAY 1, 2009 AND MAY 15, 2009, FOR

                   NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                       NYLIAC VARIABLE UNIVERSAL LIFE 2000
                     NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR
         NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR
  NEW YORK LIFE LEGACY CREATOR SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2009 and May 15, 2009 prospectuses (the "Prospectuses") for the above referenced variable universal life policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to revise the annual portfolio company operating expense table footnote (n) associated with the MainStay VP ICAP Select Equity-Initial Class Investment Division.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses that sets forth annual portfolio company operating expenses, the language in footnote (n) associated with the MainStay VP ICAP Select Equity-Initial Class Investment Division is deleted in its entirety and replaced with the following:

               The fees designated as "Advisory Fees" reflect "Management Fees". The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million to $1 billion; and 0.74% on assets over $1 billion.

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                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010